INVESTMENT	12 Months Ended
Dec. 31, 2017
Investments, All Other Investments [Abstract]
INVESTMENT
11.	INVESTMENT

	As of December 31,
	2016	2017
	US$	US$

Cost investment:
Investment in Cold Chain Link (Shanghai) Internet of Things Co., Ltd.	720,150	768,486
Less: accumulated impairment	-	-
	720,150	768,486

In May 2016, the VIE entered into a share purchase agreement with Cold Chain Link (Shanghai) Internet of Things Co., Ltd., which formerly known as Cold Chain Link Global (Shanghai) Logistic Co., Ltd., (“CCLG”) and CCLG’s original shareholders for acquiring its 10% equity interest with total consideration of RMB20 million ($3.0 million). The Board of Directors of CCLG shall consist of three directors, whereby the VIE may appoint one director. As the Group’s investment contains a substantive liquidation preference, the investment in CCLG is not considered in-substance common stock, and the Group has accounted for the investment as a cost method investment carried at cost.

As of December 31, 2017, the Group has paid RMB5 million ($0.7 million) and the capital commitment for this investment is RMB 15 million ($2.3 million) as of December 31, 2017 (Note 22).

No impairment loss was recognized for each of the three years ended December 31, 2017 as there were no indicators of impairment noted associated with the investment.